Segment Disclosures - Schedule of Segment Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
REVENUE	$ 110,156	$ 78,062
COST OF SALES	(178,203)	(155,448)
EXPENSES
Exploration and evaluation	(27,492)	(66,081)
Other operating expenses	(233,247)	(141,034)
General and administrative	(61,288)	(154,486)
Depreciation	(2,854)	(405)
Accretion of asset retirement obligations	(6,130)	(2,735)
Write-down of accounts receivable and other current assets	(30,352)
Write-down of carrying value of materials and supplies inventory	(29,801)
Write-down of carrying value of property, plant and equipment	(73,564)	(15,245)
TOTAL EXPENSES	(642,931)	(535,434)
OPERATING LOSS	(532,775)	(457,372)
OTHER INCOME (EXPENSES)
Interest income	14,815	15,804
Interest expense	(62,383)	(11,943)
Financing costs		(164,384)
Foreign exchange (losses) gains	(5,611)	6,648
Change in fair value of derivatives	87,722	194,664
Change in fair value of embedded derivatives	5,481	39,512
Other income (expense)	228,721	(21,412)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(264,030)	(398,483)
Provision for income and other taxes	(99,945)	(12,899)
Share of loss of significantly influenced investees	(3,082)	(33,233)
NET LOSS FROM CONTINUING OPERATIONS	(367,057)	(444,615)
CAPITAL EXPENDITURES	1,075,251	2,480,460
TOTAL ASSETS	8,595,691	8,805,559
Other Exploration [Member]
Revenue from External Customer [Line Items]
REVENUE
COST OF SALES
EXPENSES
Exploration and evaluation	(6,158)	(15,302)
Other operating expenses
General and administrative
Depreciation	(475)	(145)
Accretion of asset retirement obligations
Write-down of accounts receivable and other current assets
Write-down of carrying value of materials and supplies inventory
Write-down of carrying value of property, plant and equipment
TOTAL EXPENSES	(6,633)	(15,447)
OPERATING LOSS	(6,633)	(15,447)
OTHER INCOME (EXPENSES)
Interest income	33	74
Interest expense
Financing costs
Foreign exchange (losses) gains	(306)	(241)
Change in fair value of derivatives
Change in fair value of embedded derivatives
Other income (expense)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(6,906)	(15,614)
Provision for income and other taxes	(335)	(81)
Share of loss of significantly influenced investees
NET LOSS FROM CONTINUING OPERATIONS	(7,241)	(15,695)
CAPITAL EXPENDITURES	441	225
TOTAL ASSETS	5,429	10,443
Corporate [Member]
Revenue from External Customer [Line Items]
REVENUE
COST OF SALES
EXPENSES
Exploration and evaluation
Other operating expenses
General and administrative	(61,288)	(154,486)
Depreciation	(19)	(45)
Accretion of asset retirement obligations
Write-down of accounts receivable and other current assets
Write-down of carrying value of materials and supplies inventory
Write-down of carrying value of property, plant and equipment
TOTAL EXPENSES	(61,307)	(154,531)
OPERATING LOSS	(61,307)	(154,531)
OTHER INCOME (EXPENSES)
Interest income	11,962	11,892
Interest expense	(42,092)	(1,114)
Financing costs		(164,384)
Foreign exchange (losses) gains	(1,304)	14,900
Change in fair value of derivatives	87,722	194,664
Change in fair value of embedded derivatives
Other income (expense)	232,535	2,219
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(227,516)	(96,354)
Provision for income and other taxes	(1)	7,582
Share of loss of significantly influenced investees	(3,029)	(33,134)
NET LOSS FROM CONTINUING OPERATIONS	224,486	(121,906)
CAPITAL EXPENDITURES	25	22
TOTAL ASSETS	250,655	1,257,796
Oyu Tolgoi [Member]
Revenue from External Customer [Line Items]
REVENUE	51,520
COST OF SALES	(49,185)
EXPENSES
Exploration and evaluation	(20,165)	(42,181)
Other operating expenses	(212,822)	(107,540)
General and administrative
Depreciation	(2,167)
Accretion of asset retirement obligations	(5,664)	(2,218)
Write-down of accounts receivable and other current assets
Write-down of carrying value of materials and supplies inventory	(14,839)
Write-down of carrying value of property, plant and equipment
TOTAL EXPENSES	(304,842)	(151,939)
OPERATING LOSS	(253,322)	(151,939)
OTHER INCOME (EXPENSES)
Interest income	2,736	3,432
Interest expense
Financing costs
Foreign exchange (losses) gains	(2,342)	(4,786)
Change in fair value of derivatives
Change in fair value of embedded derivatives
Other income (expense)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(252,928)	(153,293)
Provision for income and other taxes	(41,010)	(31,027)
Share of loss of significantly influenced investees
NET LOSS FROM CONTINUING OPERATIONS	(293,938)	(184,320)
CAPITAL EXPENDITURES	1,071,670	2,389,555
TOTAL ASSETS	7,921,540	6,852,304
SouthGobi Resources Ltd. [Member]
Revenue from External Customer [Line Items]
REVENUE	58,636	78,062
COST OF SALES	(129,018)	(155,448)
EXPENSES
Exploration and evaluation	(1,169)	(8,598)
Other operating expenses	(20,425)	(33,494)
General and administrative
Depreciation	(193)	(215)
Accretion of asset retirement obligations	(466)	(517)
Write-down of accounts receivable and other current assets	(30,352)
Write-down of carrying value of materials and supplies inventory	(14,962)
Write-down of carrying value of property, plant and equipment	(73,564)	(15,245)
TOTAL EXPENSES	(270,149)	(213,517)
OPERATING LOSS	(211,513)	(135,455)
OTHER INCOME (EXPENSES)
Interest income	84	406
Interest expense	(20,291)	(10,829)
Financing costs
Foreign exchange (losses) gains	(1,659)	(3,225)
Change in fair value of derivatives
Change in fair value of embedded derivatives	5,481	39,512
Other income (expense)	(3,814)	(23,631)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(231,712)	(133,222)
Provision for income and other taxes	(58,599)	10,627
Share of loss of significantly influenced investees	(53)	(99)
NET LOSS FROM CONTINUING OPERATIONS	(290,364)	(122,694)
CAPITAL EXPENDITURES	3,115	90,658
TOTAL ASSETS	$ 418,067	$ 685,016